UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                           (Address of principal executive offices)                          (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:    10/31_

Date of reporting period:   7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 95.2%	Shares	Value

Consumer Discretionary - 4.8%
General Motors Co. *	41,100	$1,137,648
Johnson Controls, Inc.	45,800	1,692,310
Target Corp.	36,800	1,894,832
Time Warner, Inc.	35,000	1,230,600
		5,955,390

Consumer Staples - 13.6%
Coca-Cola Co. / The	38,500	2,618,385
Archer-Daniels-Midland Co.	82,550	2,507,869
Bunge Ltd.	36,500	2,511,565
ConAgra Foods, Inc.	113,200	2,899,052
Hormel Foods Corp.	49,190	1,425,034
Molson Coors Brewing Co.	24,200	1,090,210
Nestle SA ADR	20,105	1,281,694
Wal-Mart Stores, Inc.	46,690	2,461,030
		16,794,839

Energy - 13.2%
Chevron Texaco Corp.	20,775	2,161,016
ConocoPhillips	34,000	2,447,660
Devon Energy Corp.	32,025	2,520,368
Diamond Offshore Drilling, Inc.	5,000	339,150
Helmerich & Payne, Inc.	17,500	1,208,375
Murphy Oil Corp.	18,200	1,168,804
Pioneer Natural Resources Co.	21,000	1,952,790
Royal Dutch Shell PLC ADR	34,000	2,501,040
Schlumberger Ltd.	21,000	1,897,770
		16,196,973
Financials - 13.2%
Allstate Corp. / The	88,900	2,464,308
Chubb Corp. / The	33,600	2,099,328
JPMorgan Chase & Co.	56,000	2,265,200
MetLife, Inc.	58,000	2,390,180
PNC Financial Services Group, Inc.	20,500	1,112,945
State Street Corp.	55,200	2,289,144
U.S. Bancorp	47,500	1,237,850
Unum Group	99,700	2,431,683
		16,290,638

Health Care - 14.3%
Abbott Laboratories	52,500	2,694,300
Aetna, Inc.	46,500	1,929,285
Amgen, Inc.	39,000	2,133,300
Becton, Dickinson & Co.	27,000	2,257,470
Covidien PLC	37,015	1,879,992
McKesson Corp.	24,000	1,946,880
Merck & Co., Inc.	76,000	2,593,880
Zimmer Holdings, Inc. *	35,000	2,100,700
		17,535,807

Industrials - 12.7%
Dun & Bradstreet Corp.	31,000	2,249,050
Emerson Electric Co.	23,710	1,163,924
FedEx Corp.	9,900	860,112
General Electric Co.	137,300	2,459,043
ITT Corp.	25,590	1,364,971
L-3 Communications Holdings, Inc.	29,070	2,300,018
Pitney Bowes, Inc.	58,300	1,256,365
Raytheon Co.	46,000	2,057,580
Tyco International Ltd.	43,000	1,904,470
		15,615,533

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Common Stocks - 95.2% - continued	Shares	Value

Information Technology - 14.4%
Harris Corp.	59,020	$2,353,127
Hewlett-Packard Co.	86,000	3,023,760
Intel Corp.	111,000	2,478,630
MEMC Electronic Materials, Inc. *	124,000	920,080
Microsoft Corp.	91,000	2,493,400
Symantec Corp. *	132,550	2,526,403
TE Connectivity Ltd.	40,050	1,378,922
VISA, Inc.	29,255	2,502,473
		17,676,795

Materials - 1.7%
PPG Industries, Inc.	24,500	2,062,900

Telecommunication Services - 3.6%
AT&T, Inc.	74,500	2,179,870
Verizon Communications, Inc.	63,600	2,244,444
		4,424,314

Utilities - 3.7%
NexEra Energy, Inc.	43,000	2,375,750
Xcel Energy, Inc.	91,710	2,201,040
		4,576,790

TOTAL COMMON STOCKS (Cost $101,003,887)		117,129,979

Money Market Securities - 5.1%
Federated Government Obligations Fund - Institutional Shares, 0.02% (a)	6,242,270	6,242,270

TOTAL MONEY MARKET SECURITIES (Cost $6,242,270)		6,242,270

TOTAL INVESTMENTS (Cost $107,246,157) - 100.3%		$123,372,249

Liabilities in excess of other assets - (0.3)%		(342,291)

TOTAL NET ASSETS - 100.0%		$123,029,958

(a) Rate disclosed is the seven day yield as of July 31, 2011.
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Liability Co.

Tax Related
Unrealized appreciation		19,550,578
Unrealized depreciation		(3,565,263)
Net unrealized appreciation		$15,985,315

Aggregate cost of securities for income tax purposes		$107,386,934

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Related Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income – The Becker Value Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund
Related Notes to the Schedule of Investments - continued
July 31, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$117,129,979	$-	$-	$117,129,979

Money Market Securities	6,242,270	-	-	6,242,270

Total	$123,372,249	$-	$-	$123,372,249

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of July 31, 2011.

Marathon Value Portfolio
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 81.36%	Shares	Fair Value

Automobiles, Parts & Equipment - 1.42%
Genuine Parts Co.	8,500	$451,860
Honda Motor Co., Ltd. (b)	3,000	119,340
		571,200

Banking - Financial - 4.52%
B of I Holdings, Inc. (a)	16,400	229,518
Credit Suisse Group AG (b)	8,900	319,866
First Niagara Financial Group, Inc.	20,000	245,000
Seacoast Banking Corp. of Florida (a)	217,000	342,860
SunTrust Banks, Inc.	11,500	281,635
U.S. Bancorp	15,530	404,712
		1,823,591

Communications, Broadcasting & Cable - 1.66%
SK Telecom Co., Ltd. (b)	26,500	421,880
Time Warner, Inc.	7,000	246,120
		668,000

Computer Software & Hardware - 6.19%
Cisco Systems, Inc.	29,000	463,130
Google, Inc. - Class A (a)	700	422,583
International Business Machines Corp.	6,200	1,127,470
Intel Corp.	8,000	178,640
Microsoft Corp.	11,100	304,140
		2,495,963

Consulting Services - 0.31%
SAIC, Inc. (a)	7,700	123,431

Data Services - 3.14%
Automatic Data Processing, Inc.	6,700	344,983
Equifax, Inc.	4,700	161,492
Global Payments, Inc.	7,500	355,575
Total System Services, Inc.	11,000	204,710
Verisk Analytics, Inc. - Class A (a)	6,000	199,800
		1,266,560

Delivery and Freight Services - 1.60%
United Parcel Service, Inc. - Class B	9,300	643,746

Durable Goods - 0.17%
Whirlpool Corp.	1,000	69,230

Electric Components, Parts & Equipment - 5.40%
Avnet, Inc. (a)	19,600	574,280
Linear Technology Corp.	16,000	468,800
Secom Co., Ltd. (b)	22,400	277,760
TE Connectivity Ltd.	16,000	550,880
Texas Instruments Inc.	4,100	121,975
Zebra Technologies Corp. - Class A (a)	4,580	183,200
		2,176,895

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Common Stocks - 81.36% - continued	Shares	Fair Value

Energy - 6.53%
Anadarko Petroleum Corp.	5,000	$412,800
ConocoPhillips	6,600	475,134
Exxon Mobil Corp.	5,323	424,722
Noble Corp.	22,900	844,323
Sasol Ltd. (b)	9,500	476,425
		2,633,404

Finance - 0.28%
Reading International, Inc. - Class A (a)	26,300	114,405

Healthcare - 4.45%
Becton, Dickinson & Co.	7,000	585,270
Cardinal Health, Inc.	5,500	240,680
Life Technologies Corp. (a)	5,541	249,511
Pharmaceutical Product Development, Inc.	8,000	230,640
St. Jude Medical, Inc.	10,500	488,250
		1,794,351

Household Products - 3.99%
Colgate-Palmolive Co.	6,600	556,908
Kimberly-Clark Corp.	8,000	522,880
Procter & Gamble Co.	8,627	530,474
		1,610,262

Industrial Conglomerates - 10.71%
3M Co.	9,900	862,686
Eaton Corp.	17,600	843,920
Emerson Electric Co.	11,400	559,626
General Electric Co.	18,300	327,753
Leggett & Platt, Inc.	5,200	112,840
Raven Industries, Inc.	14,342	757,688
Tyco International, Ltd.	19,275	853,690
		4,318,203

Industrial Machinery - 4.58%
Graco, Inc.	21,438	941,771
Illinois Tool Works, Inc.	7,200	358,560
Lincoln Electric Holdings, Inc.	15,900	544,098
		1,844,429

Insurance - 5.13%
Alleghany Corp. (a)	2,134	702,961
Aon Corp.	6,000	288,720
Berkshire Hathaway, Inc. - Class B (a)	6,500	482,105
Tokio Marine Holdings, Inc. (b)	3,000	88,230
White Mountains Insurance Group, Ltd.	1,200	505,668
		2,067,684

Materials - 0.34%
AbitibiBowater, Inc. (a)	7,500	137,100

Packaged Foods - 3.72%
Archer-Daniels-Midland Company	12,500	379,750
Campbell Soup Co.	19,500	644,475
Coca-Cola Co./The	7,000	476,070
		1,500,295

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Common Stocks - 81.36% - continued	Shares	Fair Value

Pharmaceuticals - 4.58%
Bristol-Myers Squibb Co.	8,500	$243,610
GlaxoSmithKline plc (b)	10,000	444,200
Novartis AG (b)	6,845	418,914
Novo Nordisk A/S (b)	3,100	378,262
Pfizer, Inc.	11,500	221,260
Teva Pharmaceutical Industries Ltd. (b)	3,000	139,920
		1,846,166

Publishing & Printing Media - 1.06%
John Wiley & Sons, Inc. - Class A	8,500	425,510

Restaurants - 1.80%
McDonald's Corp.	8,400	726,432

Retail Stores - 5.95%
Bed Bath & Beyond, Inc. (a)	7,000	409,430
Costco Wholesale Corp.	6,300	492,975
Family Dollar Stores, Inc.	2,500	132,775
Lowe's Companies, Inc.	16,500	356,070
Staples, Inc.	15,120	242,827
Tiffany & Co.	5,000	397,950
Weis Markets, Inc.	9,100	365,729
		2,397,756

Specialty Chemicals - 3.51%
PPG Industries, Inc.	9,000	757,800
Valspar Corp.	20,000	657,400
		1,415,200

Staffing Services - 0.32%
CDI Corp.	10,100	130,896

TOTAL COMMON STOCKS (Cost $23,569,103)		32,800,709

Real Estate Investment Trusts - 2.76%

Colony Financial, Inc.	19,350	340,754
EastGroup Properties, Inc.	5,000	222,600
Plum Creek Timber Co., Inc.	14,370	549,221

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $874,964)		1,112,575

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Preferred Stock - 0.96%	Shares	Fair Value

E. I. du Pont de Nemours & Co., callable on 10/17/2011 @ $120	4,000	$386,200

TOTAL PREFERRED STOCK (Cost $308,578)		386,200

	Principal
Commercial Paper - 2.48%	Amount

Sears Roebuck Acceptance Corp., 0.000%, 08/22/2011	$1,000,000	999,478

TOTAL COMMERCIAL PAPER (Cost $999,478)		999,478

Corporate Bonds - 7.20%

Associated Banc-Corp, 6.750%, 08/15/2011	300,000	300,478
CWABS, Inc., 3.187%, 10/25/2032 (d) (f)	27,904	2,968
CWABS, Inc., 0.847%, 04/25/2032 (d) (f)	68,976	38,122
Ford Motor Co., 9.500%, 09/15/2011	400,000	403,910
Ford Motor Credit Co. LLC, 9.875%, 08/10/2011	500,000	501,323
Georgia - Pacific LLC, 9.500%, 12/01/2011	500,000	511,689
Goldman Sachs Group Inc./The, 5.700%, 09/01/2012	400,000	419,838
IMPAC CMB Trust, 1.087%, 10/25/2033 (e) (f)	132,520	112,155
IMPAC CMB Trust, 1.027%, 09/25/2034 (e) (f)	132,208	93,765
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (c)	125,000	-
Mohawk Industries Inc., 7.200%, 04/15/2012	500,000	519,375

TOTAL CORPORATE BONDS (Cost $3,010,730)		2,903,623

Cash Equivalents - 5.52%	Shares

Huntington Conservative Deposit Account 0.150% (f)	2,225,523	$2,225,523

TOTAL CASH EQUIVALENTS (Cost $2,225,523)		2,225,523

TOTAL INVESTMENTS (Cost $30,988,376) - 100.28%		$40,428,108

Liabilities in excess of other assets - (0.28)%		(113,406)

TOTAL NET ASSETS - 100.00%		$40,314,702

(a) Non-income producing.
(b) American Depositary Receipt.
(c) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(d) Asset-Backed Security.
(e) Collateralized mortgage obligation.
(f) Variable rate securities; the coupon rate shown represents the rate at July 31, 2011.

Tax Related
Unrealized appreciation		10,105,577
Unrealized depreciation		(697,255)
Net unrealized appreciation		$9,408,322

Aggregate cost of securities for income tax purposes		$31,019,786

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Related Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from Real Estate Investment Trusts (REITS) is recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, preferred stocks, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Marathon Value Portfolio
Related Notes to the Schedule of Investments - continued
July 31, 2011
(Unaudited)

Fixed income securities, including corporate bonds, asset-backed securities, collateralized mortgage obligations, and commercial paper are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents such as  the Huntington Conservative Deposit Account, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$32,800,709	$-	$-	$32,800,709

Real Estate Investment Trusts	1,112,575	-	-	1,112,575

Preferred Stocks	386,200	-	-	386,200

Commercial Paper	-	999,478	-	999,478

Corporate Bonds	-	2,903,623	** 0	2,903,623

Cash Equivalents	-	2,225,523	-	2,225,523

Total	$34,299,484	$6,128,624	$-	$40,428,108

* Refer to Schedule of Investments for industry classifications

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. The Fund did not purchase, sell, or hold any other Level 3 securities during the period. The Fund did not hold any derivative instruments during the reporting period.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

Jones Villalta Opportunity Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 98.63%	Shares	Fair Value

Consumer Discretionary - 12.88%
Automobiles
Ford Motor Co. (a)	11,860	$144,811

Hotels, Restaurants & Leisure
MGM Resorts International (a)	10,201	154,137

Household Durables
Toll Brothers, Inc. (a)	5,755	114,870

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	7,205	118,234

Media
Walt Disney Co. / The	3,890	150,232

Retailing
Gap, Inc. / The	6,623	127,758
Home Depot, Inc. / The	1,635	57,111
		184,869

Consumer Staples - 3.09%
Food & Staples Retailing
SUPERVALU, INC.	24,165	207,819

Energy - 11.93%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	4,741	162,853
Chevron Corp.	1,565	162,791
ConocoPhillips	2,095	150,819
Exxon Mobil Corp.	1,785	142,425
Transocean Ltd.	2,986	183,818
		802,706

Financials - 26.95%
Banks
Bank of America Corp.	28,605	277,755
Capital One Financial Corp.	4,661	222,796
JPMorgan Chase & Co.	6,670	269,802
Wells Fargo & Co.	9,785	273,393
		1,043,746

Financials
Citigroup, Inc.	7,415	284,291
Goldman Sachs Group, Inc. / The	2,070	279,388
		563,679

Insurance
Hartford Financial Services Group, Inc. / The	8,830	206,799

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Common Stocks - 98.63% - continued	Shares	Fair Value

Health Care - 5.11%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	3,155	$204,412
Pfizer, Inc.	7,245	139,394
		343,806

Industrials - 3.71%
Industrial Conglomerates
General Electric Co.	13,930	249,486

Information Technology - 25.90%
Communications Equipment
Corning, Inc.	14,030	223,217

Computers & Peripherals
Dell, Inc. (a)	15,030	244,087
Lexmark International, Inc. - Class A (a)	4,355	146,197
		390,284

Semiconductors & Semiconductor Equipment
Intel Corp.	11,125	248,421

Software & Services
Microsoft Corp.	8,655	237,147
Oracle Corp.	6,065	185,467
		422,614

Technology Hardware & Equipment
EMC Corp. (a)	6,860	178,909
International Business Machines Corp.	1,540	280,049
		458,958

Materials - 4.20%
Chemicals
Mosaic Co. / The	2,000	141,440

Metals & Mining
Alcoa, Inc.	9,595	141,334

Services - 1.26%
Telecommunication Services
NII Holdings, Inc. (a)	1,995	84,488

Utilities - 3.60%
Electric Utilities
AES Corp. / The (a)	19,705	242,569

TOTAL COMMON STOCKS (Cost $6,412,407)		6,638,519

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Money Market Securities - 2.71%	Shares	Fair Value

Fidelity Institutional Money Market Portfolio, 0.16% (b)	182,227	$182,227

TOTAL MONEY MARKET SECURITIES (Cost $182,227)		182,227

TOTAL INVESTMENTS (Cost $6,594,634) - 101.34%		$6,820,746

Liabilities in excess of other assets - (1.34)%		(90,053)

TOTAL NET ASSETS - 100.00%		$6,730,693

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2011.

Tax Related
Gross unrealized appreciation		$494,339
Gross unrealized depreciation		(270,856)
Net unrealized appreciation		$223,483

Aggregate cost of securities for income tax purposes		$6,597,263

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments - continued
July 31, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$6,638,519	$-	$-	$6,638,519

Money Market Securities	182,227	-	-	182,227

Total	$6,820,746	$-	$-	$6,820,746

* Refer to Schedule of Investments for industry classifications

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Mutual Funds - 93.23%	Shares	Fair Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 90.50%

AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a) (b)	1,182,093	$8,097,338
American Century International Discovery Fund - Institutional Class (a)	879,778	9,906,305
Artisan International Small Cap Fund - Investor Class	312,069	6,434,855
Brown Capital Management Small Company Fund - Institutional Class (a)	149,871	7,021,478
Calamos International Growth Fund - Institutional Class (a) (b)	608,202	10,819,916
Cambiar Opportunity Fund - Investor Class	440,758	8,224,535
Columbia Select Large Growth Fund - Class Z (a)	1,012,230	13,948,531
Delaware Large Cap Value Fund - Investor Class	250,389	3,901,056
Delaware SMID Cap Growth Fund - Institutional Class (b)	549,883	15,275,750
DFA International Small Company Portfolio	540,301	9,444,464
Fidelity International Small Cap Fund (b)	632,000	14,232,633
Fidelity OTC Portfolio (a)	149,831	8,880,489
Fidelity Small Cap Discovery Fund	183,379	3,838,132
First Eagle Fund of America	168,152	4,518,245
The Gabelli Value Fund - Class A (b)	557,247	9,122,128
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	267,194	6,340,506
Invesco Small Companies Fund - Institutional Class (a) (b)	778,502	15,243,076
John Hancock Small Cap Equity Fund - Institutional Class (b)	231,754	6,062,678
Legg Mason ClearBridge Aggressive Growth Fund - Investor Class (a)	43,795	5,635,050
Longleaf Partners Small-Cap Fund	508,454	15,040,057
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	658,839	16,174,495
MFS New Discovery Fund - Institutional Class (a)	532,176	14,022,839
Morgan Stanley Focus Growth Fund - Institutional Class (a)	421,416	17,358,124
Principal SmallCap Growth Fund I - Investor Class (a)	718,432	8,240,420
Royce Value Fund - Institutional Class	568,799	7,468,332
Touchstone Sands Capital Select Growth Fund - Class Y (a) (b)	1,465,753	16,240,547
Transamerica Small/Mid Cap Value Fund - Institutional Class (a) (b)	593,524	13,526,414
T.Rowe Price European Stock Fund (b)	583,525	9,260,542
Wasatch International Growth Fund (a) (b)	429,712	9,225,919
Wasatch Emerging Markets Small Cap Fund (a)	2,707,311	7,255,594

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $280,969,217)		300,760,448

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.73% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,348
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	5,101
Artisan International Value Fund - Investor Class	150	4,127
Artisan Mid Cap Value Fund - Investor Class	200	4,286
Artisan Small Cap Value Fund - Investor Class	150	2,625
BlackRock International Opportunities Portfolio - Institutional Class	100	3,652
Bogle Investment Management Small Cap Growth Fund - Investor Class (a)	53,553	1,138,004
Bridgeway Small Cap Growth Fund	205	2,470
Bridgeway Small Cap Value Fund	179	2,642
Buffalo Small Cap Fund (a)	150	3,951
Columbia Acorn International - Class Z	100	4,121
Columbia Acorn Select - Class Z	150	4,104
Columbia Small Cap Growth I Fund - Class Z (a)	100	3,367
Columbia Value & Restructuring Fund - Class Z	50	2,536
Delaware Small Cap Value Fund - Institutional Class (a)	100	4,070
DFA U.S. Small Cap Value Portfolio	100	2,600
Dreyfus Appreciation Fund, Inc.	38,397	1,572,339
Dreyfus Opportunistic MidCap Value Fund - Class A (a)	100	3,477
Dreyfus Opportunistic Small Cap Fund	100	2,964
DWS Dreman Small Cap Value Fund - Institutional Class	85	3,148
FBR Focus Fund - Investor Class (a)	100	4,939
Fidelity Mid-Cap Stock Fund	150	4,266
Fidelity Small Cap Stock Fund (a)	150	2,831
Franklin Small Cap Value Fund - Advisor Class	100	4,493
Hartford International Opportunities Fund - Class Y	248	3,871

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Mutual Funds - 93.23% - continued	Shares	Fair Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.73% (c) - continued

Heartland Value Fund (a)	40,853	$1,916,028
Hennessy Focus 30 Fund - Institutional Class (a)	50,405	684,494
Janus Overseas Fund - Class T	100	4,419
Janus Venture Fund - Class T (a)	100	5,958
JPMorgan Small Cap Equity Fund - Class S	226	8,747
Longleaf Partners Fund	150	4,521
Manning & Napier Fund, Inc. - Overseas Series Fund	37,037	954,074
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class (a)	36	516
Neuberger Berman Genesis - Institutional Class (a)	100	4,910
Oakmark International Fund - Institutional Class	150	2,933
Oakmark International Small Cap Fund - Institutional Class	150	2,091
Oakmark Select Fund - Institutional Class	150	4,347
Oberweis Micro-Cap Fund (a)	175	2,144
Oppenheimer International Small Company Fund - Class Y	100	2,302
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	3,378
Perkins Mid Cap Value Fund - Class T	200	4,652
Royce Low-Priced Stock Fund - Institutional Class	150	2,790
Royce Opportunity Fund - Institutional Class (a)	150	1,782
Royce Premier Fund - Investor Class (a)	300	6,462
T.Rowe Price International Discovery Fund	150	6,894
T. Rowe Price Small-Cap Value Fund	100	3,705
Tweedy Browne Global Value Fund	150	3,629
Vanguard Strategic Equity Fund	135,576	2,664,071

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $9,416,512) (c)		9,087,179

TOTAL MUTUAL FUNDS (Cost $290,385,729)		309,847,627

Exchange-Traded Funds - 6.60%

Consumer Discretionary Select Sector SPDR Fund	39,570	1,567,763
Consumer Staples Select SPDR Fund	231,271	7,123,147
iShares DJ U.S. Basic Materials Sector Index Fund	97,370	7,521,833
WisdomTree Equity Income Fund	140,650	5,727,268

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,754,044)		21,940,011

Money Market Securities - 0.11%

Fidelity Institutional Money Market Portfolio - Class I, 0.16% (d)	371,610	371,610

TOTAL MONEY MARKET SECURITIES (Cost $371,610)		371,610

TOTAL INVESTMENTS (Cost $312,511,383) - 99.94%		$332,159,248

Other assets less liabilities - 0.06%		192,076

TOTAL NET ASSETS - 100.00%		$332,351,324

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2011.

Tax Related
Unrealized appreciation		$23,316,920
Unrealized depreciation		(3,670,962)
Unrealized appreciation (depreciation)		$19,645,958

Aggregate cost of securities for income tax purposes		$312,513,290

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments
July 31, 2011
(Unaudited)

	Principal
Corporate Bonds - 7.61%	Amount	Fair Value

AT&T, Inc., 2.950%, 05/15/2016	$80,000	$82,844
Ally Financial, Inc., 4.500%, 02/11/2014	60,000	59,850
Ally Financial, Inc., 7.500%, 09/15/2020	80,000	84,300
Ally Financial, Inc., Series 8, 6.750%, 12/01/2014	50,000	52,750
American Airlines, Inc., Series A, 5.250%, 01/31/2021	30,000	29,475
Bank of America Corp., 5.875%, 01/05/2021	50,000	52,456
Bank of America Corp., 6.500%, 08/01/2016	40,000	44,865
Bruce Mansfield Unit 1 2, 6.850%, 06/01/2034	38,789	42,780
Burlington NO SF 04-1 TR, 4.575%, 01/15/2021	69,719	75,552
Citigroup, Inc., 4.587%, 12/15/2015	110,000	117,496
Delta Air Lines, Inc., Series 071A, 6.821%, 08/10/2022	19,622	20,335
Entergy Arkansas, Inc., 5.000%, 07/01/2018	35,000	35,002
Entergy Texas, Inc., 3.600%, 06/01/2015	55,000	57,372
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	100,000	100,794
Ford Motor Credit Co. LLC., 5.625%, 09/15/2015	110,000	117,231
Fuel Trust, 3.984%, 06/15/2016 (b)	35,000	35,354
General Electric Cap Corp., 2.950%, 05/09/2016	150,000	152,856
General Electric Cap Corp., 4.625%, 01/07/2021	25,000	25,764
Goldman Sachs Group, Inc., 5.250%, 07/27/2021	50,000	51,138
Goldman Sachs Group, Inc., 6.000%, 06/15/2020	40,000	43,467
Hartfold Financial Services Group, 5.500%, 10/15/2016	60,000	65,320
JPMorgan Chase & Co., 3.450%, 03/01/2016	80,000	81,952
JPMorgan Chase & Co., 4.250%, 10/15/2020	60,000	59,961
Morgan Stanley, 5.500%, 07/28/2021	10,000	10,327
Morgan Stanley, 5.750%, 01/25/2021	100,000	105,466
Nationwide Financial Services., 5.375%, 03/25/2021 (b)	70,000	72,338
Northwest Air, Series, 2001-1 A, 7.027%, 11/01/2019	28,020	28,580
PSEG Power, LLC, 5.320%, 09/15/2016	55,000	61,666
Prudential Holdings, LLC, 8.695%, 12/18/2023 (b)	41,000	51,957
Prudential Insurance Co., 8.300%, 07/01/2025 (b)	85,000	107,520
Qwest Corp., 7.125%, 11/15/2043	35,000	34,038
UAL 2007 Pass Trust, Series 071A, 6.636%, 07/02/2022	24,022	24,082
UNP RR CO 2004 Pass Trust, Series 04-1, 5.404%, 07/02/2025	63,266	70,663
UNP RR CO 2005 Pass Trust, Series 05-1, 5.082%, 01/02/2029	52,077	56,922
UNP RR CO 2006 Pass Trust, Series 06-1, 5.866%, 07/02/2030	30,620	34,944
US Airways 2011-1A PTT, Series A, 6.250%, 04/22/2023	30,000	28,800
US Airways 2011-1A PTT, Series A, 7.125%, 10/22/2023	40,000	39,800
Wells Fargo & Co., 4.600%, 04/01/2021	55,000	57,360

TOTAL CORPORATE BONDS (Cost $2,232,394)		2,273,377

Foreign Bonds Denominated in US Dollars - 0.18%

Royal Bank of Scotland PLC, 4.375%, 03/16/2016	20,000	20,234
Societe Generale, 5.200%, 04/15/2021 (b)	35,000	34,402

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $54,913)		54,636

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)
	Principal
	Amount	Fair Value
U. S. Treasury Obligations - 15.47%

U. S. Treasury Bills - 7.43%

U.S. Treasury Bill, 0.045%, 12/29/2011	$685,000	$684,658
U.S. Treasury Bill, 0.140%, 05/31/2012	630,000	629,033
U.S. Treasury Bill, 0.145%, 06/28/2012	905,000	903,417
		2,217,108
U. S. Treasury Notes - 8.04%

U.S. Treasury Note, 0.625%, 12/31/2012	545,000	547,491
U.S. Treasury Note, 0.625%, 04/30/2013	115,000	115,584
U.S. Treasury Note, 0.750%, 03/31/2013	480,000	483,300
U.S. Treasury Note, 2.375%, 06/30/2018	180,000	183,403
U.S. Treasury Note, 3.125%, 05/15/2021	455,000	467,511
U.S. Treasury Note, 4.375%, 05/15/2041	355,000	369,589
U.S. Treasury Note, 4.250%, 11/15/2040	230,000	234,528
		2,401,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,590,034)		4,618,514

Asset-Backed Securities - 20.69%

Ally Master Owner Trust, Series 2011-1, Class A1, 1.057%, 01/15/2016 (c)	115,000	115,920
Americredit Automobile Receivables Trust, Series 2008-AF, Class A4, 6.960%, 10/14/2014	106,169	111,150
Banc of America Commerical Mortgage, Inc., Series 2003-1, Class A2, 4.648%, 09/11/2036	75,000	77,729
Banc of America Commerical Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/2043	97,100	98,272
Credit Suisse Mortgage Capital Certificate, 5.250%, 03/27/2037 (b)	41,735	42,648
Chrysler Financial Auto Securitization, Series 2009-A, Class A3, 2.820%, 01/15/2016	63,801	64,531
CS First Boston Mortgage Securities, 5.000%, 09/25/2015	3,968	3,873
Fannie Mae, 3.500%, 08/01/2041	195,000	190,734
Fannie Mae, 4.000%, 08/01/2041	450,000	457,172
Fannie Mae, 4.000%, 09/01/2041	630,000	637,875
Fannie Mae, 4.500%, 09/01/2041	630,000	655,495
Fannie Mae, 5.000%, 09/01/2041	825,000	880,559
Fannie Mae, 5.500%, 04/25/2025	3,970	4,037
Fannie Mae, Pool # 468910, 0.587%, 08/01/2018	150,000	150,070
Fannie Mae, Pool #468625, 0.583%, 07/01/2018	40,000	40,031
Fannie Mae, Pool # 468338, 0.605%, 06/01/2018	95,000	95,742
Fannie Mae, Pool AB2822, 3.077%, 03/01/2026	58,508	58,148
Fannie Mae, Pool # 466319, 3.230%, 11/01/2020	103,874	103,370
Fannie Mae, Pool # 466284, 3.330%, 10/01/2020	98,924	99,074
Fannie Mae, Pool # AE0879, 4.000%, 11/01/2025	145,188	152,610
Fannie Mae, Pool # 466890, 5.100%, 12/01/2040	24,832	26,058
Fannie Mae, Pool # 464398, 5.970%, 01/01/2040	14,781	16,821
Fannie Mae, Pool # 464400, 5.970%, 01/01/2040	9,854	11,214
FDIC Trust, Series 2011-C1, Class A, 1.840%, 03/25/2017 (b)	50,385	50,933
Freddie Mac, 1.500%, 12/15/2015	34,234	34,381
Freddie Mac, 4.000%, 12/15/2024	165,238	175,100
Freddie Mac, Pool # 466582, 1.836%, 11/01/2020	515,000	518,004
Freddie Mac, Pool # 465468, 4.230%, 07/01/2020	101,035	106,531
Freddie Mac, Pool # AA4328, 4.476%, 04/01/2024	159,774	167,941
Ford Credit Auto Owners Trust, Series 2009-D, Class A3, 2.170%, 10/15/2013	62,264	62,776
Ford Credit Auto Owners Trust, Series 2009-A, Class A3B, 2.687%, 05/15/2013 (c)	33,592	33,792
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A, 2.540%, 09/15/2014	100,000	100,246
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 1.142%, 03/06/2020 (b) (c)	60,841	60,271
GSAA Home Equity Trust, Series 2006-S1, Class 1A1, 0.347%, 01/25/2037 (c)	36,875	5,620
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/28/2015 (b)	125,000	125,907
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2013 (b)	100,000	104,347

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Asset-Backed Securities - 20.69% - continued	Shares	Fair Value

Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.030%, 08/15/2013	76,321	$76,834
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A2, 0.297%, 12/15/2012	95,000	95,012
Mid-State Trust, Series 11, Class A1, 4.864%, 07/15/2038	18,612	18,553
NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.535%, 12/07/2020 (c)	121,656	121,995
Residential Funding Mortgage Securities II, Inc., 0.467, 08/25/2033 (c)	23,061	18,107
SLM Student Loan Trust, Series 2007-1, Class A3, 07/25/2018 (c)	86,541	86,231
SLM Student Loan Trust, Series 2008-2, Class A1, 0.553%, 01/25/2015 (c)	47,751	47,781
Structured Asset Securities Corp., 2005-S6, Class A2, 0.487%, 11/25/2035 (c)	11,097	8,234
Structured Asset Securities Corp., 2005-S7, Class A2, 0.487%, 12/25/2035 (b) (c)	28,633	17,988
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.287%, 04/15/2034	45,623	46,414

TOTAL ASSET-BACKED SECURITIES (Cost $6,127,294)		6,176,131

Mutual Funds - 55.13%

AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a)	108,761	745,015
Bogle Investment Management Small Cap Growth Fund - Investor Class (a)	7,686	163,326
Brown Capital Management Small Company Fund - Institutional Class (a)	3,916	183,466
Calamos International Growth Fund - Institutional Class (a)	49,733	884,755
Cambiar Opportunity Fund - Investor Class	9,333	174,155
Columbia Select Large Cap Growth Fund - Class Z (a)	19,229	264,969
Delaware SMID Cap Growth Fund - Institutional Class	35,068	974,181
Dreyfus Appreciation Fund, Inc.	5,627	230,423
Eagle Mid Cap Growth Fund - Class A (a)	17,796	571,073
Federated International Small-Mid Company Fund - Class A (a)	24,596	988,033
Fidelity Advisor Growth Opportunities Fund - Institutional Class (a)	21,716	831,926
Fidelity Focused Stock Fund (a)	49,098	714,381
Fidelity International Small Cap Fund	40,417	910,200
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	18,213	432,202
Invesco Small Companies Fund - Institutional Class (a)	41,186	806,420
John Hancock Small Cap Equity Fund - Institutional Class	20,385	533,285
Kirr, Marbach Partners Value Fund (a)	52,638	776,930
Longleaf Partners Small-Cap Fund	29,144	862,093
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	34,227	840,277
MFS New Discovery Fund - Institutional Class (a)	23,567	620,987
Royce Opportunity Fund - Institutional Class (a)	26,344	312,972
Royce Value Fund - Institutional Class	34,380	451,411
SunAmerica Focused Small Cap Value Fund - Class A	46,603	863,549
T. Rowe Price European Stock Fund	41,682	661,498
Transamerica Growth Opportunities - Class P	73,394	898,343
Wasatch International Growth Fund (a)	35,711	766,706

TOTAL MUTUAL FUNDS (Cost $16,504,626)		16,462,576

Exchange-Traded Funds - 3.77%

Consumer Discretionary Select Sector SPDR Fund	3,430	135,897
iShares Dow Jones U.S. Basic Materials Sector Index Fund	7,458	576,130
WisdomTree Equity Income Fund	10,141	412,942

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,150,594)		1,124,969

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

	Shares	Fair Value

Money Market Securities - 7.05%

Fidelity Institutional Money Market Portfolio - Class I, 0.16% (d)	2,106,127	2,106,127

TOTAL MONEY MARKET SECURITIES (Cost $2,106,127)		2,106,127

TOTAL INVESTMENTS (Cost $32,765,982) - 109.90%		$32,816,330

Liabilities in excess of cash and other assets - (9.90)%		(2,957,622)

TOTAL NET ASSETS - 100.00%		$29,858,708

(a) Non-income producing.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. See Note in the Notes
to the Financial Statements for additional information.
(c) Variable rate security, the rate shown represents the rate at July 31, 2011.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2011.

Tax Related (Excluding Swaps)
Unrealized appreciation		$289,134
Unrealized depreciation		(238,786)
Unrealized appreciation (depreciation)		$50,348

Aggregate cost of securities for income tax purposes		$32,765,982

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Unrealized
	Termination	Notional	Appreciation/
Credit Default Swaps (e)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index,	6/20/2016	$ 290,000	$ 733
agreements with Goldman Sachs International, effective July 21, 2011, to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment
from the counterparty equal to the proportional notional
amount.

(e) See Related Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes.  Long-term capital gains are broken out as such.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America, GAAP, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$300,760,448	$-	$-	$300,760,448

Mutual Funds - less than 1% of net assets	9,087,179	-	-	9,087,179

Exchange-Traded Funds	21,940,011	-	-	21,940,011

Money Market Securities	371,610	-	-	371,610

Total	$332,159,248	$-	$-	$332,159,248

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period. During the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the inputs used to value the Balanced Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$2,273,377	$-	$2,273,377
Foreign Bonds Denominated in U.S. Dollars	-	54,636	-	54,636
U.S. Treasury Obligations	-	4,618,514	-	4,618,514
Asset-Backed Securities	-	6,176,131	-	6,176,131
Mutual Funds	16,462,576	-	-	16,462,576
Exchange-Traded Funds	1,124,969	-	-	1,124,969
Money Market Securities	2,106,127	-	-	2,106,127
Total	$19,693,672	$13,122,658	$-	$32,816,330

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

	Valuation Inputs
Liabilties	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments*	-	(733)	-	(733)
Total	$-	$(733)	$-	$(733)

* Credit Default Swap – See below for additional information related to these instruments.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The SMI Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The SMI Balanced Fund may buy or sell credit default swap (“CDX”) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

In addition to risks associated with swaps generally, credit default swaps may subject the Fund to additional risks. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may either be the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests. Swaps and related options expose the Fund to counterparty credit risk (credit risk described above). The Fund could also suffer losses with respect to a swap agreement (or an option thereon) if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

The Fund may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  A receivable for swap agreement of $2,425 can be found in the Statement of Assets and Liabilities, For the quarter ended July 31, 2011, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	-	733

The Fund had purchased total notional value of swap agreements of $290,000.  The total notional value of terminated swap agreements was $0.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the quarter ended July 31, 2011.  The volume associated with credit derivative positions during the period was approximately 0.97%, based on average monthly notional amount in comparison to net assets during the quarter ended July 31, 2011.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2011, the SMI Balanced Fund held restricted securities representing 2.36% of net assets, as listed below:

	Acquisition	Principal
Issuer Description	Date	Amount	Cost	Value
Credit Suisse Mortgage Capital Certificate,
5.250%, 03/27/2037	6/30/2011	$41,735	$41,747	$42,648
FDIC Trust, Series 2011-C1, Class A,
1.840%, 03/25/2017	(a)	50,385	50,396	50,933
Fuel Trust, 3.984%, 06/15/2016	6/17/2011	35,000	34,960	35,354
GS Mortgage Securities Corp. II, Series 2007-EOP,
Class A1, 1.142%, 03/06/2020	(b)	60,841	60,245	60,271
Hertz Vehicle Financing, LLC, Series 2011-1A,
Class A1, 2.200%, 03/25/2015	6/13/2011	125,000	124,996	125,907
Hertz Vehicle Financing, LLC, Series 2009-2A,
Class A1, 4.260%, 03/25/2013	4/21/2011	100,000	104,647	104,347
Nationwide Financial Services., 5.375%, 03/25/2021	(c)	70,000	71,339	72,338
Prudential Holdings, LLC, 8.695%, 12/18/2023	2/24/2011	41,000	49,829	51,957
Prudential Insurance Co., 8.300%, 07/01/2025	(d)	85,000	106,180	107,520
Societe Generale, 5.200%, 04/15/2021	4/12/2011	35,000	34,950	34,402
Structured Asset Securities Corp., 2005-S7,
Class A2, 0.487%, 12/25/2035	6/22/2011	28,633	17,572	17,988

				703,665
(a) Purchased on various dates beginning 04/18/2011.
(b) Purchased on various dates beginning 03/10/2011.
(c) Purchased on various dates beginning 04/20/2011.
(d) Purchased on various dates beginning 05/17/2011.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 26, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
   /s/ Brian L. Blomquist
Brian L. Blomquist, President

Date           9/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
 /s/ Brian L. Blomquist
Brian L. Blomquist, President

Date            9/26/2011

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date           9/26/2011